Summary of Significant Accounting Policies - Schedule of Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses	$ 23,691	$ 64,411	$ 22,766
(Reversal of) Allowance for expected credit losses for amounts due from related parties [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses		1,493	3,937
Allowance for expected credit loss for other current assets [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses	24,898	2,423
Allowance for expected credit losses for amounts due from related parties [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses	(1,207)	60,495	15,000
Allowance for expected credit losses for accounts receivable, non-current [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Allowance for expected credit losses			$ 3,829